Annual Operating Expenses - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2015 Fund	Sep. 08, 2023
Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Operating Expenses:
Management fee	0.08%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.08%
Fidelity Freedom Index 2015 Fund - Premier Class
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%